SCHEDULE OF WARRANT ACTIVITY (Details) - Warrant [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Shares, Outstanding, Beginning	2,752,941	8,403,603
Weighted-Average Exercise Price, Outstanding, Beginning	$ 19.77	$ 0.327
Weighted-Average Remaining Contractual Term, Outstanding, Ending	4 years 1 month 20 days	4 years 10 months 9 days	2 years 14 days
Aggregate Intrinsic Value, Outstanding, Beginning	$ 11,650	$ 14,804,944
Shares, Granted	7,042,525	2,714,351
Weighted-Average Exercise Price, Granted	$ 5.50	$ 19.50
Shares, Exercised
Weighted-Average Exercise Price, Exercised
Shares, Expired/Canceled	(37,756)	(8,365,013)
Weighted-Average Exercise Price, Expired/Canceled	$ 40.00	$ 0.15
Shares, Outstanding, Ending	9,757,710	2,752,941	8,403,603
Weighted-Average Exercise Price, Outstanding, Ending	$ 5.61	$ 19.77	$ 0.327
Aggregate Intrinsic Value, Outstanding, Ending	$ 635	$ 11,650	$ 14,804,944
Shares, Exercisable	9,757,710
Weighted-Average Exercise Price, Exercisable	$ 5.61
Weighted-Average Remaining Contractual Term, Exercisable	4 years 1 month 20 days
Aggregate Intrinsic Value, Exercisable	$ 635